Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Pension Plans and Similar Obligations
Schedule of Total Expense of Defined Benefit Pension Plans

€ millions	2022	2021	2020
Defined contribution plans	457	346	326
Defined benefit pension plans	22	62	93
Pension expenses	479	408	419

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

	Domestic Plans		Foreign Plans		Other Foreign Post-		Total
€ millions					Employment Plans
	2022	2021	2022	2021	2022	2021	2022	2021
Present value of the DBO	949	1,194	577	667	211	217	1,737	2,078
Fair value of the plan assets	953	1,183	579	578	91	91	1,623	1,852
Net defined benefit liability (asset)[1]	0	11	57	89	120	126	177	226

Net defined benefit liability (asset) as % of:
/ Non-current other financial assets	0	0	0	0	0	0	0	0
/ Non-current provisions	0	3	20	27	33	35	54	65

¹ After the effects of the asset ceiling

Summary of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Discount rate	4.2	1.2	0.9	2.6	0.5	0.4	5.5	3.1	3.0

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	908	1,134	1,066	505	626	573	203	203	185	1,616	1,964	1,824
Discount rate was 50 basis points lower	993	1,260	1,195	562	714	663	219	223	204	1,774	2,196	2,062

Schedule of Plan Asset Allocation

€ millions	2022		2021
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	611	1,012	597	1,254
Thereof: Asset category
Equity investments	170	0	182	0
Corporate bonds	190	0	202	0
Insurance policies	41	1,012	39	1,254